Taxation (Net deferred taxes) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Provisions	$ 0.6	$ 11.0
Net operating losses carry forward	77.5	64.4
Interest carry forward	29.6	16.7
Other	5.3	5.7
Gross deferred tax assets	113.0	97.8
Valuation allowance	(107.1)	(90.1)
Deferred tax asset, net of valuation allowance	5.9	7.7
Property, plant and equipment	0.1	0.1
Unremitted earnings of subsidiaries	1.7	0.3
Gross deferred tax liabilities	1.8	0.4
Net deferred tax asset	$ 4.1	$ 7.3